Nature of Business and Organization (Details) - Schedule of accompanying consolidated financial statements	12 Months Ended
Dec. 31, 2020
Orient Plus International Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands ("BVI") company
Ownership	100% owned by Ebang International
Orient Plus International Limited One [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on June 6, 2018
Orient Plus International Limited Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Orient Plus
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 12, 2016
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Trading company
Power Ebang Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands company
Ownership	100% owned by Ebang International
Power Ebang Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 26, 2018
Power Ebang Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Hong Kong Ebang Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Power Ebang
Hong Kong Ebang Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 12, 2018
Hong Kong Ebang Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Leader Forever Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands company
Ownership	100% owned by Ebang International
Leader Forever Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on January 7, 2019
Leader Forever Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Hong Kong Ebang Information Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Leader Forever
Hong Kong Ebang Information Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on April 1, 2019
Hong Kong Ebang Information Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Trading company
Hangzhou Ebang Hongfa Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE")
Ownership	100% owned by HK Ebang Technology
Hangzhou Ebang Hongfa Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 11, 2018
Hangzhou Ebang Hongfa Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Hangzhou Ebang Hongling Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Ebang Hongfa
Hangzhou Ebang Hongling Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on July 3, 2019
Wuhai Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Ebang Hongling
Wuhai Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on September 18, 2017
Zhejiang Ebang Communication Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	99.99% owned by Ebang Hongfa
Zhejiang Ebang Communication Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on January 21, 2010
Zhejiang Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhejiang Ebang
Zhejiang Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on August 11, 2010
Yunnan Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhejiang Ebang
Yunnan Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on June 28, 2016
Hangzhou Yiquansheng Communication Technology Co., Ltd. (formerly known as Suzhou Yiquansheng Communication Technology Co., Ltd.) (“Hangzhou Yiquansheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhejiang Ebang before disposed by the Company in Dec. 2020* [1]
Hangzhou Yiquansheng Communication Technology Co., Ltd. (formerly known as Suzhou Yiquansheng Communication Technology Co., Ltd.) (“Hangzhou Yiquansheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on April 2, 2018
Hangzhou Ebang Jusheng Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Ebang Hongfa
Hangzhou Ebang Jusheng Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on January 3, 2018
Hangzhou Dewang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	51.05% owned by Ebang Hongfa
Hangzhou Dewang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on December 31, 2015

[1]	In December 2020, the Company sold 100% of the equity ownership of Hangzhou Yiquansheng to an affiliate controlled by Mr. Dong Hu, CEO of the Company. Hangzhou Yiquansheng did not conduct significant operation for the Company and the disposal does not cause a shift in the Company’s operating strategy. As a result, the disposal is accounted for as a sale of asset to an entity under common control. The gain on disposal of Hangzhou Yiquansheng is included in the statements of changes in equity.